Financial Instruments and Risk Management - Additional Information (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Minimum percentage of fixed rate debt on total debt	70.00%
Percentage of interest accrued	0.25%
Expected change in financial expenses	£ 10,000,000
Term debt	2,100,000,000	£ 2,281,000,000	£ 2,632,000,000	£ 2,281,000,000
Trade and other receivables	445,000,000	317,000,000	360,000,000	431,000,000
Trade and other receivables	3,222,000,000	4,014,000,000	3,835,000,000	£ 3,677,000,000
Currency Swap Contract and Interest Rate Swap [Member] | Credit Support Agreements [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Notional amount	3,289,000,000
Net cash inflow (outflow) from netting and credit support agreements	129,000,000	(220,000,000)	100,000,000
Individually Insignificant Counterparties [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Cash collateral held	638,000,000	492,000,000	702,000,000
Non-Financial Assets [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Trade and other receivables	445,000,000	317,000,000	360,000,000
Prepayments, Deferred Contract Costs and Other Receivables [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Trade and other receivables	1,456,000,000	1,496,000,000	1,106,000,000
Debt Maturing in September 2021 [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Undrawn committed borrowing facilities	£ 2,100,000,000	£ 2,100,000,000	£ 2,100,000,000
Debt maturity	September 2021
2019 [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Term debt	£ 1,200,000,000
Short [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Notional amount	£ 2,000,000,000